Income Tax (Details) - Schedule of reconciliation of federal income tax rate - GOOD WORKS ACQUISITION CORP. [Member]	6 Months Ended
Dec. 31, 2020
Statutory federal income tax rate	21.00%
Change in fair value of derivative warrant liabilities	3.80%
State taxes, net of federal tax benefit	0.00%
Change in valuation allowance	(24.80%)
Income tax provision	0.00%